Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill [Line Items]
Amortization expense	$ 114,688	$ 114,688	$ 229,377	$ 229,377
Useful lives	10 years		10 years
Professional and legal fees [Member]
Goodwill [Line Items]
Amortization expense	$ 114,688	$ 114,688	$ 229,377	$ 229,377